Other financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current other financial assets	R$ 550,669	R$ 216,721
C6 Bank Subscription Right [Member]
IfrsStatementLineItems [Line Items]
Non-current other financial assets	162,958	162,958
G Fund [Member]
IfrsStatementLineItems [Line Items]
Non-current other financial assets	212,394	53,763
Subscription Right [Member]
IfrsStatementLineItems [Line Items]
Non-current other financial assets	R$ 175,317